Restructuring - Restructuring Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring
Employee-related restructuring expenses	€ (3,143)	€ (222)	€ (85)
Onerous contract-related restructuring expenses and restructuring-related impairment losses	(2)	8	(52)
Restructuring	€ (3,144)	€ (215)	€ (138)